Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
Schedule of plant, property and equipment, net

	2016	2015
	(in US$’000)
Cost
Buildings	2,232	2,392
Leasehold improvements	6,296	5,989
Plant and equipment	86	88
Furniture and fixtures, other equipment and motor vehicles	13,976	12,806
Construction in progress	1,760	567
Total Cost as at December 31	24,350	21,842
Less: Accumulated depreciation
As at January 1	13,335	12,501
Depreciation	2,239	1,908
Disposals	(230)	(550)
Exchange differences	(948)	(524)
As at December 31	14,396	13,335
	9,954	8,507